SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation and amortization expense						$ 239,934
Total expenses	$ 6,292,945		$ 3,076,802		$ 13,171,498	5,714,758	$ 11,715,724	$ 1,239,881
Loss from operations	(6,292,945)		(3,076,802)		(13,121,708)	(5,714,758)	(11,680,514)	(1,224,239)
Loss before income taxes	(3,049,704)		(3,108,552)		(9,934,113)	(5,746,508)	(11,731,266)	(676,038)
Net loss	$ (3,049,704)	$ (6,884,409)	$ (3,108,552)	$ (2,637,956)	$ (9,934,113)	$ (5,746,508)	$ (11,731,266)	$ (676,038)
Net loss per common share - basic	$ (0.09)		$ (0.15)		$ (0.34)	$ (0.31)	$ (0.57)	$ (0.04)
Net loss per common share - Diluted	$ (0.09)		$ (0.15)		$ (0.34)	$ (0.31)	$ (0.57)	$ (0.04)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation and amortization expense						$ 247,414
Total expenses						5,722,238
Loss from operations						(5,722,238)
Loss before income taxes						(5,753,988)
Net loss						$ (5,753,988)
Net loss per common share - basic						$ (0.31)
Net loss per common share - Diluted						$ (0.31)
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation and amortization expense						$ (7,480)
Total expenses						(7,480)
Loss from operations						7,480
Loss before income taxes						7,480
Net loss						$ 7,480
Net loss per common share - basic
Net loss per common share - Diluted